Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Instrument
Unsecured Notes Payable
The table below presents detailed information regarding the unsecured notes payable at March 31, 2022 and December 31, 2021:

	March 31, 2022			December 31, 2021
	Principal Balance	Carrying Value (1)	Fair Value	Principal Balance	Carrying Value (1)	Fair Value
Unsecured notes payable	$85,125,000	$82,010,107	$84,239,700	$85,125,000	$81,856,799	$85,210,125

(1)
Amount is net of unamortized issue discount of $2.3 million and $2.4 million, and unamortized deferred financing costs of $0.8 million and $0.9 million as of March 31, 2022 and December 31, 2021, respectively.

Schedule of Line of Credit Facilities
The following tables present detailed information with respect to each borrowing under the Revolving Line of Credit as of March 31, 2022 and December 31, 2021 :

	March 31, 2022
	Borrowing Base			Borrowings Under the Revolving Line of Credit
	Principal Amount	Carrying Value	Fair Value
870 Santa Cruz, LLC	$19,760,033	$19,934,619	$19,993,943	$13,832,023
606 Fayetteville LLC and 401 E. Lakewood LLC	17,536,492	17,663,959	17,690,666	10,521,896
AAESUF Property LLC	16,800,000	16,849,956	17,456,207	9,240,000
AARSHW Property LLC	18,771,608	18,541,648	18,911,932	13,156,108
Austin H. I. Borrower LLC	13,695,947	13,824,587	13,832,906	8,172,000
D-G Acquistion #6, LLC and D-G Quimisa, LLC	8,846,216	8,854,524	8,886,221	6,192,351
The Lux Washington, LLC	7,424,855	7,376,668	7,489,172	3,839,171

	$102,835,151	$103,045,961	$104,261,047	$64,953,549

	December 31, 2021
	Borrowing Base			Borrowings Under the Revolving Line of Credit
	Principal Amount	Carrying Value	Fair Value
870 Santa Cruz, LLC	$17,540,875	$17,669,303	$17,781,285	$12,278,613
606 Fayetteville LLC and 401 E. Lakewood LLC	16,829,962	16,935,803	16,974,601	10,312,187
Austin H. I. Borrower LLC	13,625,000	13,725,690	13,735,569	7,493,750
D-G Acquistion #6, LLC and D-G Quimisa, LLC	8,607,092	8,605,341	8,645,413	6,024,965
The Lux Washington, LLC	3,523,401	3,382,683	3,553,330	2,466,380

	$60,126,330	$60,318,820	$60,690,198	$38,575,895

The following tables present detailed information with respect to each borrowing under the Revolving Line of Credit as of December
31
,
2021
:

	December 31, 2021
	Borrowing Base			Borrowings Under the Revolving Line of Credit
	Principal Amount	Carrying Value	Fair Value
870 Santa Cruz, LLC	$17,540,875	$17,669,303	$17,781,285	$12,278,613
606 Fayetteville LLC and 401 E. Lakewood LLC	16,829,962	16,935,803	16,974,601	10,312,187
Austin H. I. Borrower LLC	13,625,000	13,725,690	13,735,569	7,493,750
D-G Acquistion #6, LLC and D-G Quimisa, LLC	8,607,092	8,605,341	8,645,413	6,024,965
The Lux Washington, LLC	3,523,401	3,382,683	3,553,330	2,466,380

	$60,126,330	$60,318,820	$60,690,198	$38,575,895

Schedule of Debt
The following tables present detailed information with respect to each borrowing under the Term Loan as of December 31, 2021:

	December 31, 2021
	Mortgage Assets			Borrowings Under the Term Loan (1)(2)
	Principal Amount	Carrying Value	Fair Value
330 Tryon DE LLC	$22,800,000	$22,902,354	$22,594,654	$13,680,000
1389 Peachtree St, LP; 1401 Peachtree St, LP; and 1409 Peachtree St, LP	53,289,288	53,536,884	52,031,363	31,283,661
AGRE DCP Palm Springs, LLC	43,222,381	43,669,992	43,829,842	23,146,265
Patrick Henry Recovery Acquisition, LLC	18,000,000	18,041,124	18,055,377	10,800,000
University Park Berkeley, LLC	25,815,378	25,991,962	26,015,500	14,853,544

	$163,127,047	$164,142,316	$162,526,736	$93,763,470

The following table presents detailed information with respect to each borrowing under the UBS Master Repurchase Agreement as of March 31, 2022 and December 31, 2021:

	March 31, 2022
	Collateral			Borrowings Under Master Repurchase Agreement
	Principal Amount	Carrying Value	Fair Value	Borrowing Date	Principal Amount	Interest Rate
14th & Alice Street Owner, LLC	$39,468,000	$40,197,784	$40,222,586	11/8/2021	$25,599,600	LIBOR+1.45% (LIBOR floor of 0.1%)
NB Factory TIC 1, LLC	28,000,000	28,529,857	28,861,172	11/8/2021	18,970,000	LIBOR+1.74% (LIBOR floor of 0.1%)
Grandview’s Madison Place, LLC	17,000,000	17,111,299	17,111,299	3/7/2022	13,600,000	Term SOFR + 1.965%

	$84,468,000	$85,838,940	$86,195,057		$58,169,600

	December 31, 2021
	Collateral			Borrowings Under Master Repurchase Agreement
	Principal Amount	Carrying Value	Fair Value	Borrowing Date	Principal Amount	Interest Rate
14th & Alice Street Owner, LLC	$39,384,000	$40,089,153	$40,130,448	11/8/2021	$25,599,600	LIBOR+1.45% (LIBOR floor of 0.1%)
NB Factory TIC 1, LLC	28,000,000	28,420,056	28,851,547	11/8/2021	18,970,000	LIBOR+1.74% (LIBOR floor of 0.1%)

	$67,384,000	$68,509,209	$68,981,995		$44,569,600

The following table presents detailed information with respect to each borrowing under the Repurchase Agreement as of March 31, 2022:

	March 31, 2022
	Collateral			Borrowings Under Repurchase Agreement
	Principal Amount	Carrying Value	Fair Value	Borrowing Date	Principal Amount	Interest Rate
330 Tryon DE LLC	$22,800,000	$22,903,651	$22,638,331	2/18/2022	$18,240,000	Term SOFR +2.015% (0.10% floor)
1389 Peachtree St, LP; 1401 Peachtree St, LP; and 1409 Peachtree St, LP	53,970,491	54,221,854	53,083,178	2/18/2022	40,285,866	Term SOFR + 2.465%
AGRE DCP Palm Springs, LLC	43,222,381	43,696,133	43,738,712	2/18/2022	28,094,548	Term SOFR + 1.315% (1.80% floor)
Patrick Henry Recovery Acquisition, LLC	18,000,000	18,041,590	18,049,540	2/18/2022	14,400,000	Term SOFR +0.865% (1.50% floor)
University Park Berkeley, LLC	25,815,378	25,995,342	26,008,381	2/18/2022	17,329,135	Term SOFR + 1.365% (1.50% floor)

	$163,808,250	$164,858,570	$163,518,142		$118,349,549

The table below presents detailed information regarding the unsecured notes payable at December 31, 2021:

	December 31, 2021
	Principal Balance	Carrying Value (1)	Fair Value
Unsecured notes payable	$85,125,000	$81,856,799	$85,210,125

(1)	Amount is net of unamortized issue discount of $2.4 million and unamortized deferred financing costs of $0.9 million.

Mortgage note payable	The following table presents certain information about the mortgage loan payable as of March 31, 2022 and December 31, 2021:

	Current Interest Rate	Maturity Date	March 31, 2022			December 31, 2021
Lender			Principal Amount	Carrying Value	Carrying Value of Collateral	Principal Amount	Carrying Value	Carrying Value of Collateral
Centennial Bank	LIBOR + 3.85% (LIBOR Floor of 2.23%)	September 27, 2022	$31,757,725	$31,963,840	$44,627,576	$31,962,692	$32,134,295	$46,067,129
The following table presents certain information about the mortgage loan payable as of December 31, 2021 and 2020:

			December 31, 2021			December 31, 2020
Lender	Current Interest Rate	Maturity Date	Principal Amount	Carrying Value	Carrying Value of Collateral	Principal Amount	Carrying Value	Carrying Value of Collateral
Centennial Bank	LIBOR + 3.85% (LIBOR Floor of 2.23%)	September 27, 2022	$31,962,692	$32,134,295	$46,067,129	$44,020,225	$44,117,293	$49,533,733

Schedule of Long-term Debt Instruments
Scheduled debt principal payments for each of the five calendar years following March 31, 2022 are as follows:

Years Ending December 31,	Total
2022 (April 1 to December 31)	$31,757,725
2023	—
2024	241,472,698
2025	—
2026	85,125,000
2027	—
Thereafter	—

358,355,423
Unamortized deferred financing costs	(6,269,467)

Total	$352,085,956

Scheduled debt principal payments for each of the five calendar years following December 31, 2021 are as follows:

Years Ending December 31,	Total
2022	$31,962,692
2023	38,575,895
2024	100,333,261
2025	37,999,809
2026	85,125,000
Thereafter	—

293,996,657
Unamortized deferred financing costs	(5,904,421)

Total	$288,092,236

Indenture and credit Agreement
Debt Instrument
Schedule of Debt
The following tables present detailed information with respect to each borrowing under the Term Loan as of December
31
,
2021
and
2020
:

	December 31, 2021
	Mortgage Assets			Borrowings Under the Term Loan (1)(2)
	Principal Amount	Carrying Value	Fair Value
330 Tryon DE LLC	$22,800,000	$22,902,354	$22,594,654	$13,680,000
1389 Peachtree St, LP; 1401 Peachtree St, LP; and 1409 Peachtree St, LP	53,289,288	53,536,884	52,031,363	31,283,661
AGRE DCP Palm Springs, LLC	43,222,381	43,669,992	43,829,842	23,146,265
Patrick Henry Recovery Acquisition, LLC	18,000,000	18,041,124	18,055,377	10,800,000
University Park Berkeley, LLC	25,815,378	25,991,962	26,015,500	14,853,544

	$163,127,047	$164,142,316	$162,526,736	$93,763,470

	December 31, 2020
	Mortgage Assets			Borrowings Under the Term Loan (1)(2)
	Principal Amount	Carrying Value	Fair Value
330 Tryon DE LLC	$22,800,000	$22,901,294	$22,869,879	$13,680,000
1389 Peachtree St, LP; 1401 Peachtree St, LP; and 1409 Peachtree St, LP	50,808,453	51,068,554	50,982,247	29,897,848
AGRE DCP Palm Springs, LLC	45,294,097	45,506,051	45,519,030	24,894,939
MSC Fields Peachtree Retreat, LLC	23,308,334	23,437,198	23,428,860	13,985,001
Patrick Henry Recovery Acquisition, LLC	18,000,000	18,039,456	17,994,495	10,800,000
University Park Berkeley, LLC	23,990,786	24,131,808	24,162,710	14,326,663

	$184,201,670	$185,084,361	$184,957,221	$107,584,451

(1)	Borrowings under the Term Loan bear interest at LIBOR plus 4.25% with a LIBOR floor of 1.00%, or 5.25% as of both December 31, 2021 and 2020, using LIBOR of 0.10% and 0.14%, respectively.
(2)	The maturity of the Term Loan is March 14, 2025, however the maturity of each borrowing under the Term Loan matches the maturity of the respective Mortgage Asset.

Master Repurchase Agreement
Debt Instrument
Schedule of Debt
The following table presents detailed information with respect to each borrowing under the UBS Master Repurchase Agreement as of December 31, 2021:

	December 31, 2021
	Collateral			Borrowings Under Master Repurchase Agreement
	Principal Amount	Carrying Value	Fair Value	Borrowing Date	Principal Amount	Interest Rate
14th & Alice Street Owner, LLC	$39,384,000	$40,089,153	$40,130,448	11/8/2021	$25,599,600	LIBOR+1.45% (LIBOR floor of 0.1%)
NB Factory TIC 1, LLC	28,000,000	28,420,056	28,851,547	11/8/2021	18,970,000	LIBOR+1.74% (LIBOR floor of 0.1%)

	$67,384,000	$68,509,209	$68,981,995		$44,569,600